CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Schedule of cash and cash equivalents and investments

	As of December 31,
Cash and cash equivalents	2021	2020
Cash and Banks	13,161	7,012
Time deposits	3,582	5,352
Mutual funds	3,106	13,278
Government bonds at fair value	—	2,323
Total cash and cash equivalents	19,849	27,965
Investments
Current
Government bonds at fair value	10,702	7,628
Government bonds at amortized cost	—	190
Mutual funds	84	106
Allowance for credit risk (a)	—	(120)
	10,786	7,804
Non- current
Government bonds at amortized cost	—	516
Investments in associates (b)	3,225	3,058
2003 Telecommunications Fund	1	2
Allowance for credit risk (a)	—	(328)
	3,226	3,248
Total investments	14,012	11,052

(a)	Constituted following the expected credit losses parameters provided by IFRS 9 as a consequence of a significant increase in these financial instruments’ credit risk.
(b)	Information on Investments in associates is detailed below:

Schedule of financial position information of investments in associates

			Percentage
			of capital
			stock owned
			and	Valuation as	Valuation as
Companies	Main activity	Country	voting rights	of 12.31.2021	of 12.31.2020
Ver TV. (1)	Cable television station	Argentina	49.00	2,010	1,840
TSMA (1) (2) (3)	Cable television station	Argentina	50.10	684	685
La Capital Cable (1) (2)	Closed-circuit television	Argentina	50.00	531	525
Other minor investments in associates at equity method				—	8
Total				3,225	3,058

(1)	Data about the issuer arise from extra-accounting information.
(2)	Direct and indirect interest.
(3)	Despite owning a percentage higher than a 50% of interest, the Company does not have the control in accordance with the requirements of IFRS.

Schedule of earnings (losses) information in associates

	Years ended December 31,
	2021	2020	2019
Ver TV	312	562	(337)
TSMA	77	166	(89)
La Capital Cable	6	21	41
Total	395	749	(385)

Summary of movements in the allowance of credit risk

Movements in the allowance of current credit risk are as follows:

	December 31,
	2021	2020
At the beginning of the fiscal year	(120)	(131)
Additions – Exchange differences	(12)	(75)
Additions – Risk of doubtful government bonds results	—	(24)
Reclassifications	(75)	(759)
Uses (includes RECPAM)	207	869
At the end of the year	—	(120)

Movements in the allowance of non-current credit risk are as follows:

	December 31,
	2021	2020
At the beginning of the fiscal year	(328)	(2,012)
Additions – Exchange differences	(25)	(332)
Additions – Risk of doubtful government bonds results	—	(63)
Reclassifications	75	759
Uses (includes RECPAM)	278	1,320
At the end of the year	—	(328)

Schedule of changes in assets/liabilities components

	December 31,
Net (increase) decrease in assets	2021	2020	2019
Trade receivables	(12,854)	(20,075)	(12,149)
Other receivables	(5,316)	(6,007)	(6,392)
Inventories	(391)	(1,943)	(1,971)
	(18,561)	(28,025)	(20,512)
Net increase (decrease) in liabilities
Trade payables	6,640	8,887	(8,364)
Salaries and social security payables	10,002	6,545	9,392
Other taxes payables	(2,656)	3,467	4,509
Other liabilities and provisions	(4,545)	(3,771)	(89)
	9,441	15,128	5,448

Schedule of main financing activities components

	December 31,
	2021	2020	2019
Bank overdrafts	10,156	—	16,490
Notes	41,524	42,377	46,279
Bank and other financial entities loans	11,060	37,478	55,430
Loans for purchase of equipment	1,476	4,715	2,029
Total financial debt proceeds	64,216	84,570	120,228
Bank overdrafts	—	(10,427)	(1)
Notes	(19,722)	(14,522)	(6,282)
Bank and other financial entities loans	(27,003)	(70,374)	(68,727)
Loans for purchase of equipment	(3,571)	(3,382)	—
Total payment of debt	(50,296)	(98,705)	(75,010)
Bank overdrafts	(3,198)	(5,988)	(1,993)
Notes	(10,601)	(8,605)	(2,320)
Bank and other financial entities loans	(10,280)	(13,642)	(14,640)
By DFI, purchase of equipment and others	(2,738)	(3,238)	2,733
Total payment of interest and related expenses	(26,817)	(31,473)	(16,220)

Schedule of main non-cash operating transactions

	December 31,
	2021	2020	2019
PP&E and intangible assets acquisition financed with accounts payable	20,609	29,663	31,580
Dividends payment with investments not considered as cash and cash equivalents	40,020	38,809	—
Accounts payable payment with CDB loan proceeds	8,138	376	—
Trade receivables offset with government bonds	2,355	706	—
Social security payables offset with government bonds	1,316	—	—
Other receivables offset with income tax liabilities	73	39	—

Summary of cash dividends from the Company, its subsidiaries and associates companies

		Cash Dividends Collected
			Current currency
		Currency of the	as of December 31,
Year	Company	transaction date	2021
2021	Ver TV	109	153
	TSMA	57	81
		166	(*) 234
2020	Ver TV	50	86
	TSMA	21	35
		71	121
2019	Ver TV	97	260
	TSMA	41	108
	La Capital Cable	5	12
		143	380

			Distributed amount			Amount paid in
				Current currency		current currency
			Currency of the	as of December 31,		as of December
Year	Company	Distribution month	transaction date	2021	Payment month	31, 2021
2021	Núcleo	April 2021	650	834	May 2021/ Oct 2021	744
				834		744
2020	Núcleo	April 2020	295	556	May 2020/ Oct 2020	554
				556		554
2019	Telecom	April 2019	6,300	17,808	May 2019	16,712
	Telecom	August 2019	7,045	17,126	August 2019	17,126
	Telecom	October 2019	17,387	38,646	October 2019	38,646
	Núcleo	April 2019	197	537	May 2019	523
				74,117		73,007